Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Exercise of share options		1,533,505	420,372
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise of share options	285,449
Unrecognized compensation expense	$ 2,446
Weighted average period, non-vested award, cost not yet recognized, period for recognition	2 years 4 months 24 days